INTANGIBLE ASSETS (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		128 Months Ended	137 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012	Jul. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Deferred Tax Liabilities, Deferred Expense, Capitalized Patent Costs						$ 33,000
Amortization expense of intangibles	$ 40,109	$ 37,435	$ 117,920	$ 109,859	$ 148,002	$ 132,288	$ 742,642	$ 860,562
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Patents Expirations			2014		2014
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Patents Expirations			2023		2023